Cover	12 Months Ended
Dec. 31, 2024 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Financial Statement Error Correction [Flag]	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
ICFR Auditor Attestation Flag	false
Amendment Flag	false
Document Period End Date	Dec. 31, 2024
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Entity Information [Line Items]
Entity Registrant Name	SOS Limited
Entity Central Index Key	0001346610
Entity File Number	001-38051
Entity Incorporation, State or Country Code	E9
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Entity Contact Personnel [Line Items]
Entity Address, Address Line One	Building 6, East Seaview Park
Entity Address, Address Line Two	298 Haijing Road, Yinzhu Street
Entity Address, Address Line Three	West Coast New District
Entity Address, City or Town	Qingdao City
Entity Address, Country	CN
Entity Address, Postal Zip Code	266400
American depositary shares, each representing 150 Class A ordinary share, par value US$0.005 per share
Entity Listings [Line Items]
Title of 12(b) Security	American depositary shares, each representing 150 Class A ordinary share, par value US$0.005 per share
Trading Symbol	SOS
Security Exchange Name	NYSE
Class A ordinary shares, par value US$0.005 per share
Entity Listings [Line Items]
Title of 12(b) Security	Class A ordinary shares, par value US$0.005 per share
No Trading Symbol Flag	true
Security Exchange Name	NYSE
Class A Ordinary Shares
Entity Listings [Line Items]
Entity Common Stock, Shares Outstanding	444,677,724
Class B Ordinary Shares
Entity Listings [Line Items]
Entity Common Stock, Shares Outstanding	24,481,451
Business Contact [Member]
Entity Contact Personnel [Line Items]
Contact Personnel Name	Yandai Wang
Entity Address, Address Line One	Building 6, East Seaview Park
Entity Address, Address Line Two	298 Haijing Road, Yinzhu Street
Entity Address, Address Line Three	West Coast New District
Entity Address, City or Town	Qingdao City
Entity Address, Country	CN
Entity Address, Postal Zip Code	266400
Entity Phone Fax Numbers [Line Items]
City Area Code	+86
Local Phone Number	532-86617117